S000004265 [Member] Investment Objectives and Goals - iShares MSCI Canada ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI CANADA ETFTicker: EWCStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities.